The New Economy Fund®
Investment portfolio
August 31, 2026
unaudited

Common stocks 93.86% Information technology 39.79%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	21,130,000	$1,601,969
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,337,220	1,386,014
Broadcom, Inc.	7,290,439	2,699,941
Micron Technology, Inc.	2,257,951	2,164,765
Microsoft Corp.	2,777,952	1,409,227
SK hynix, Inc.	1,053,937	1,289,121
Western Digital Corp.	2,820,629	1,270,834
NVIDIA Corp.	5,120,918	1,130,596
Shopify, Inc., Class A, subordinate voting shares (a)	3,785,136	557,815
Arista Networks, Inc. (a)	2,304,694	451,006
MediaTek, Inc.	3,590,400	444,244
Ciena Corp. (a)	1,142,050	437,177
KLA Corp.	2,311,813	405,608
ASML Holding NV	148,540	250,489
ASML Holding NV (ADR)	52,263	88,638
Skyworks Solutions, Inc. (b)	4,862,569	325,841
Cloudflare, Inc., Class A (a)	973,445	297,008
Amphenol Corp., Class A	1,836,424	291,165
Halma PLC	5,702,793	280,655
ASMPT, Ltd.	11,678,000	244,333
SAP SE	1,076,867	238,784
Zeta Global Holdings Corp., Class A (a)	7,442,042	230,480
King Slide Works Co., Ltd.	465,000	207,859
Fortinet, Inc. (a)	1,200,444	205,192
Strategy, Inc., Class A (a)	1,473,781	195,924
Tokyo Electron, Ltd.	523,100	184,812
Hewlett Packard Enterprise Co.	2,603,000	135,981
Constellation Software, Inc.	59,695	135,190
Delta Electronics, Inc.	1,981,000	114,906
Chroma ATE, Inc.	1,635,000	101,021
Bending Spoons SpA (a)(b)	2,246,813	92,906
Elite Material Co., Ltd.	499,452	86,359
Salesforce, Inc.	332,000	85,503
Technoprobe SpA (a)	2,728,251	85,500
Global Unichip Corp.	386,000	74,226
Unity Software, Inc. (a)	1,752,213	73,768
Anthropic, PBC (a)(c)(d)	96,339	72,381
Samsung Electronics Co., Ltd.	376,152	71,460
Fair Isaac Corp. (a)	60,840	69,796
MongoDB, Inc., Class A (a)	153,752	69,707
Apple, Inc.	212,282	67,262
Jentech Precision Industrial Co., Ltd.	335,000	63,257
Databricks, Inc., Class C (a)(c)(d)	237,154	60,000
Atlassian Corp., Class A (a)	282,194	54,794
Twilio, Inc., Class A (a)	150,928	35,563
Quantinuum, Inc., Class A (a)(b)	533,565	26,732
The New Economy Fund — Page 1 of 10

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
OpenAI Group PBC, Class A (a)(c)(d)	30,929	$22,704
Stripe, LLC, Class B (a)(c)(d)	63,586	4,452
		19,892,965
Industrials 11.87%
Airbus SE, non-registered shares	3,074,123	704,294
TransDigm Group, Inc.	449,091	526,218
Siemens AG	1,362,490	451,991
GE Vernova, Inc.	413,251	371,318
Deere & Co.	541,934	354,918
Techtronic Industries Co., Ltd.	17,300,500	299,067
Quanta Services, Inc.	431,794	262,138
BAE Systems PLC	9,284,175	257,136
United Rentals, Inc.	227,231	235,866
Republic Services, Inc.	1,030,270	227,607
Comfort Systems USA, Inc.	125,115	193,380
Parker-Hannifin Corp.	174,141	170,561
SPX Technologies, Inc. (a)	833,923	164,074
VAT Group AG	210,995	156,455
Schneider Electric SE	422,720	144,652
General Electric Co.	421,900	141,636
Hanwha Aerospace Co., Ltd.	170,174	137,025
Weir PLC	3,502,529	135,069
FTAI Aviation, Ltd.	692,736	131,689
Diploma PLC	1,283,827	127,512
IHI Corp.	6,904,700	115,921
Boeing Co. (The) (a)	378,275	78,598
BWX Technologies, Inc.	510,022	77,671
MTU Aero Engines AG	180,827	73,955
XPO, Inc. (a)	364,191	70,649
Core & Main, Inc., Class A (a)	1,478,126	63,500
Kandenko Co., Ltd.	1,792,200	61,602
Hitachi, Ltd.	1,795,000	61,103
Leonardo SpA	930,622	55,908
Innio NV (a)	2,597,200	52,463
Rocket Lab Corp. (a)	520,100	33,245
		5,937,221
Health care 11.23%
Vertex Pharmaceuticals, Inc. (a)	1,618,634	881,379
Argenx SE (ADR) (a)	775,296	799,842
Eli Lilly and Co.	567,971	656,989
Illumina, Inc. (a)	2,266,921	484,282
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	9,568,598	344,948
Thermo Fisher Scientific, Inc.	534,410	329,784
BeOne Medicines, Ltd. (ADR) (a)	875,269	314,729
Ionis Pharmaceuticals, Inc. (a)	4,868,802	293,881
Alnylam Pharmaceuticals, Inc. (a)	1,113,704	268,057
UnitedHealth Group, Inc.	635,246	247,371
Novo Nordisk AS, Class B	4,757,207	216,148
Align Technology, Inc. (a)	1,224,929	195,731
Oruka Therapeutics, Inc. (a)	1,323,308	122,565
EssilorLuxottica SA	612,688	114,116
Sandoz Group AG	1,313,532	110,367
Boston Scientific Corp. (a)	1,775,347	85,749
The New Economy Fund — Page 2 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Siegfried Holding AG	536,705	$48,070
Erasca, Inc. (a)	2,000,000	35,760
Spyre Therapeutics, Inc. (a)	347,746	31,064
NewAmsterdam Pharma Co. NV (a)	957,477	24,263
bioMerieux SA	94,784	8,263
		5,613,358
Consumer discretionary 8.98%
Amazon.com, Inc. (a)	7,474,617	1,941,681
MercadoLibre, Inc. (a)	351,191	679,976
Tesla, Inc. (a)	933,693	343,552
Compagnie Financiere Richemont SA, Class A	1,217,156	289,326
Carvana Co., Class A (a)	3,670,937	269,667
DoorDash, Inc., Class A (a)	983,537	227,925
AutoZone, Inc. (a)	45,469	136,009
Amadeus IT Group SA, Class A, non-registered shares	1,846,754	124,887
Trip.com Group, Ltd. (ADR) (a)	2,231,623	99,642
Booking Holdings, Inc.	368,250	73,315
Lottomatica Group SpA	2,359,440	69,666
Games Workshop Group PLC	252,353	62,985
Chipotle Mexican Grill, Inc. (a)	1,647,218	62,644
DraftKings, Inc., Class A (a)	2,226,300	54,077
SharkNinja, Inc. (a)	275,971	53,122
		4,488,474
Communication services 8.53%
Alphabet, Inc., Class A	4,886,667	1,658,290
Alphabet, Inc., Class C	3,055,362	1,024,799
AppLovin Corp., Class A (a)	2,073,483	647,051
Meta Platforms, Inc., Class A	693,124	396,703
Space Exploration Technologies Corp., Class A (a)(b)	862,441	123,924
ROBLOX Corp., Class A (a)	2,413,514	99,654
Live Nation Entertainment, Inc. (a)	546,581	98,325
Scout24 SE	820,670	76,069
Spotify Technology SA (a)	127,823	69,487
Netflix, Inc. (a)	497,010	40,283
Epic Games, Inc. (a)(c)(d)	84,438	31,310
		4,265,895
Financials 7.79%
Adyen NV (a)	579,886	705,494
Visa, Inc., Class A	1,569,110	595,273
3i Group PLC	12,577,130	481,948
Interactive Brokers Group, Inc., Class A	3,200,010	311,329
Credicorp, Ltd.	801,907	293,803
Berkshire Hathaway, Inc., Class A (a)	327	247,425
KKR & Co., Inc.	2,129,339	233,631
Kinsale Capital Group, Inc.	343,135	128,298
Ares Management Corp., Class A (b)	704,353	100,842
Sprott, Inc. (b)	609,504	80,118
IG Group Holdings PLC	4,215,791	79,974
Brookfield Corp., Class A	1,939,665	79,953
Intercontinental Exchange, Inc.	476,081	76,506
XP, Inc., Class A	4,129,249	75,276
ICG PLC	2,746,038	75,236
The New Economy Fund — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Arthur J. Gallagher & Co.	283,828	$74,406
Coinbase Global, Inc., Class A (a)	338,167	63,616
Affirm Holdings, Inc., Class A (a)	841,831	62,674
Aon PLC, Class A	168,428	54,153
MSCI, Inc.	83,791	47,814
Blue Owl Capital, Inc., Class A (b)	2,116,402	25,905
		3,893,674
Materials 2.58%
Corteva, Inc.	5,363,209	453,888
Resonac Holdings Co., Ltd.	4,295,400	426,044
Mitsui Kinzoku Co., Ltd.	937,800	172,268
Linde PLC	266,552	130,499
Wheaton Precious Metals Corp. (b)	717,359	108,199
		1,290,898
Consumer staples 1.38%
Philip Morris International, Inc.	2,127,551	398,490
Performance Food Group Co. (a)	1,597,831	158,457
Ajinomoto Co., Inc.	3,908,000	132,151
		689,098
Energy 1.15%
Viper Energy, Inc., Class A	5,504,201	246,533
Baker Hughes Co., Class A	3,358,400	213,426
Noble Corp. PLC, Class A (b)	1,689,257	77,419
Transocean, Ltd. (a)(b)	6,977,776	40,541
		577,919
Real estate 0.56%
Welltower, Inc. REIT	859,216	202,981
Zillow Group, Inc., Class C, nonvoting shares (a)	2,159,329	75,490
		278,471
Total common stocks (cost: $28,014,509,000)		46,927,973
Preferred securities 1.74% Information technology 1.64%
Anthropic, PBC, Class G-1, preferred shares (a)(c)(d)	381,888	286,920
Anthropic, PBC, Class F, preferred shares (a)(c)(d)	346,983	260,695
Databricks, Inc., Series J, preferred shares (a)(c)(d)	945,000	239,085
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(c)(d)	218,360	15,287
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(c)(d)	128,963	9,029
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(c)(d)	77,454	5,423
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)(d)	22,617	1,583
		818,022
Industrials 0.10%
Zipline International, Inc., Series G, preferred shares (a)(c)(d)	476,800	26,825
Zipline International, Inc., Series H, preferred shares (a)(c)(d)	444,331	24,998
		51,823
Total preferred securities (cost: $290,465,000)		869,845
The New Economy Fund — Page 4 of 10

unaudited
Convertible stocks 0.77% Information technology 0.77%	Shares	Value (000)
OpenAI Group PBC, Class A-2, convertible preferred shares (a)(c)(d)	433,173	$317,975
OpenAI Group PBC, Class C, convertible preferred shares (a)(c)(d)	21,812	16,011
Strategy, Inc. 8.00% perpetual convertible preferred shares	421,587	30,628
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (c)(d)	30,562,347	18,949
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (c)(d)	922,043	673
Total convertible stocks (cost: $156,862,000)		384,236
Convertible bonds & notes 0.00% Information technology 0.00%	Principal amount (000)
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	USD1,466	3,318
Total convertible bonds & notes (cost: $1,357,000)		3,318
Bonds, notes & other debt instruments 0.00% Corporate bonds and notes 0.00% Information technology 0.00%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (f)(g)	1,639	1,409
Total corporate bonds and notes		1,409
Total bonds, notes & other debt instruments (cost: $2,468,000)		1,409
Short-term securities 3.55% Money market investments 3.55%	Shares
Capital Group Central Cash Fund 3.78% (h)(i)	17,743,693	1,774,192
Total short-term securities (cost: $1,774,160,000)		1,774,192
Total investment securities 99.92% (cost: $30,239,821,000)		49,960,973
Other assets less liabilities 0.08%		38,611
Net assets 100.00%		$49,999,584
Investments in affiliates (i)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.78% (h)	$1,850,851	$10,272,859	$10,349,465	$(74)	$21	$1,774,192	$63,625
The New Economy Fund — Page 5 of 10

unaudited
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class G-1, preferred shares (a)(c)	1/27/2026	$98,961	$286,920	0.57%
Anthropic, PBC, Class F, preferred shares (a)(c)	8/29/2025	48,913	260,695	0.52
Anthropic, PBC (a)(c)	3/26/2026	24,965	72,381	0.15
OpenAI Group PBC, Class A-2, convertible preferred shares (a)(c)	10/28/2025	81,374	317,975	0.64
OpenAI Group PBC, Class A (a)(c)	10/28/2025	13,300	22,704	0.04
OpenAI Group PBC, Class C, convertible preferred shares (a)(c)	3/31/2026	15,000	16,011	0.03
Databricks, Inc., Series J, preferred shares (a)(c)	12/17/2024	87,413	239,085	0.48
Databricks, Inc., Class C (a)(c)	8/12/2026	60,000	60,000	0.12
Zipline International, Inc., Series G, preferred shares (a)(c)	6/7/2024	20,000	26,825	0.06
Zipline International, Inc., Series H, preferred shares (a)(c)	12/3/2025	25,000	24,998	0.05
Stripe, LLC, Series BB-1, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	4,703	15,287	0.03
Stripe, LLC, Series G, 6.00% noncumulative preferred shares (a)(c)	9/29/2023	2,899	9,029	0.02
Stripe, LLC, Series BB, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	1,668	5,423	0.01
Stripe, LLC, Class B (a)(c)	5/6/2021 -8/24/2023	2,346	4,452	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	908	1,583	— (j)
Epic Games, Inc. (a)(c)	3/29/2021	74,728	31,310	0.06
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (c)	2/18/2022	25,000	18,949	0.04
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (c)	6/27/2023	986	673	— (j)
Total		$588,164	$1,414,300	2.83%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,318,000, which represented 0.01% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 8/31/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Amount less than 0.01%.
The New Economy Fund — Page 6 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The New Economy Fund — Page 7 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,289,184	$444,244	$159,537	$19,892,965
Industrials	5,937,221	—	—	5,937,221
Health care	5,613,358	—	—	5,613,358
Consumer discretionary	4,488,474	—	—	4,488,474
Communication services	4,234,585	—	31,310	4,265,895
Financials	3,893,674	—	—	3,893,674
Materials	1,290,898	—	—	1,290,898
Consumer staples	689,098	—	—	689,098
Energy	577,919	—	—	577,919
Real estate	278,471	—	—	278,471
Preferred securities	—	—	869,845	869,845
Convertible stocks	30,628	—	353,608	384,236
Convertible bonds & notes	—	3,318	—	3,318
Bonds, notes & other debt instruments	—	1,409	—	1,409
Short-term securities	1,774,192	—	—	1,774,192
Total	$48,097,702	$448,971	$1,414,300	$49,960,973
The New Economy Fund — Page 8 of 10

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended August 31, 2026 (dollars in thousands):
	Common stocks	Preferred securities	Convertible stocks	Total
Beginning value at 12/1/2025	$67,864	$263,502	$243,135	$574,501
Transfers into level 3*	—	—	—	—
Purchases	84,965	123,961	15,000	223,926
Sales	—	—	—	—
Net realized gain (loss)	—	—	—	—
Unrealized appreciation (depreciation)	38,018	482,382	95,473	615,873
Transfers out of level 3*	—	—	—	—
Ending value at 8/31/2026	$190,847	$869,845	$353,608	$1,414,300
Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 8/31/2026	$15,508	$579,380	$231,248	$826,136
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 8/31/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$190,847	Market comparables	EV/Sales multiple	4.5x - 30.2x	22.9x	Increase
			EV/Gross Profit multiple	20.0x	20.0x	Increase
Preferred securities	$869,845	Market comperables	EV/Sales multiple	22.5x - 49.7x	26.4x	Increase
			EV/Gross Profit multiple	20.0x	20.0x	Increase
Convertible stocks	$353,608	Market comparables	EV/Sales multiple	3.8x - 30.2x%	28.7x	Increase
	$1,414,300
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviation(s)
ADR = American Depositary Receipts
EV = Enterprise value
REIT = Real Estate Investment Trust
USD = U.S. dollars
The New Economy Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-014-1026
The New Economy Fund — Page 10 of 10